Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Comprehensive Income (Loss) [Member]	Accumulated Comprehensive Income (Loss) [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Beginning Balance at Dec. 31, 2015	$ 1,021,059	$ 1,007,181	$ 82	$ 15	$ (6,099)	$ 1,664,038	$ 2,734,479	$ (1,178)	$ (1,178)	$ (635,799)	$ (1,726,120)
Non-cash compensation	26,177					26,177
Exercise of stock options	17,152		1			17,151
Issuance of shares of common stock through employee purchase plan	5,930					5,930
Tax benefit related to options exercised	16					16
Purchase of treasury stock	(6,204)				(6,204)
Foreign currency translation	554							554
Contribution from parent		49,274					49,274
Foreign currency translations		554							554
Net income	298,809	299,181								298,809	299,181
Dividend to parent		(299,804)									(299,804)
Dividends/distributions to common shareholders	(293,600)									(293,600)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2016	1,069,528	1,056,386	83	15	(12,303)	1,713,312	2,783,753	(624)	(624)	(630,955)	(1,726,743)
Non-cash compensation	22,503					22,503
Exercise of stock options	20,306					20,306
Issuance of shares of common stock through employee purchase plan	6,378					6,378
Conversion shares of Class B common stock to Class A common stock			1	(1)
Purchase of treasury stock	(8,997)				(8,997)
Foreign currency translation	1,926							1,926
Contribution from parent		49,187					49,187
Foreign currency translations		1,926							1,926
Net income	317,676	318,058								317,676	318,058
Dividend to parent		(334,459)									(334,459)
Dividends/distributions to common shareholders	(325,462)									(325,462)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2017	1,103,493	1,091,098	84	14	(21,300)	1,762,499	2,832,940	1,302	1,302	(639,106)	(1,743,144)
Non-cash compensation	15,024					15,024
Exercise of stock options	13,433		1			13,432
Issuance of shares of common stock through employee purchase plan	7,115					7,115
Issuance of common stock for cash	42,070		1			42,069
Issuance of common stock for purchase of assets	12,282					12,282
Purchase of treasury stock	(4,112)				(4,112)
Foreign currency translation	(1,290)							(1,290)
Contribution from parent		89,967					89,967
Foreign currency translations		(1,290)							(1,290)
Net income	305,232	305,631								305,232	305,631
Dividend to parent		(365,210)									(365,210)
Dividends/distributions to common shareholders	(361,098)									(361,098)
Dividends	(365)									(365)
Ending Balance at Dec. 31, 2018	$ 1,131,784	$ 1,120,196	$ 86	$ 14	$ (25,412)	$ 1,852,421	$ 2,922,907	$ 12	$ 12	$ (695,337)	$ (1,802,723)